Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2023
Market Risk [Abstract]
Trading Market Risk - Value-at Risk of Trading Units by Risk Type [text block table]	Value-at-Risk of Trading Units by Risk Type¹ Total Diversificationeffect Interest raterisk Credit spreadrisk Equity pricerisk Foreign exchangerisk² Commodity pricerisk in € m. 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 Average 40.7 44.0 (46.3) (43.3) 27.5 29.4 38.6 35.4 7.8 11.4 12.1 9.7 0.9 1.5 Maximum 74.3 71.4 (21.2) (21.7) 40.1 48.1 68.4 58.7 14.9 21.7 17.4 15.0 2.8 4.3 Minimum 23.2 24.9 (64.9) (67.1) 15.7 13.4 21.9 19.3 4.5 5.4 8.2 5.8 0.2 0.3 Period-end 39.0 38.3 (31.9) (43.3) 20.3 26.0 28.4 35.0 11.0 6.4 10.9 13.6 0.3 0.5 1 Figures for 2023 as of December 31, 2023. Figures for 2022 as of December 31, 2022 2 Includes value-at-risk from gold and other precious metal positions
Trading Market Risk - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]	Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9% confidence level and one-year capital horizon)1,2,3 Total Credit Trading Global Rates Emerging Markets Other in € m. 2023 2022 2023 2022 2023 2022 2023 2022 2023 2022 Average 563.3 319.0 (15.0) 54.5 363.4 137.0 228.1 110.2 (13.2) 17.4 Maximum 904.6 414.0 121.4 130.6 892.5 305.0 349.9 332.4 32.0 51.2 Minimum 330.3 272.4 (130.9) (33.2) 198.7 53.2 122.4 39.3 (80.6) (31.7) Period-end 570.3 291.2 90.8 11.6 198.7 161.9 284.5 100.2 (3.6) 17.4 1 Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2023 and December 31, 2022, respectively 2 Business line breakdowns have been updated for 2023 reporting to better reflect the current business structure 3 All liquidity horizons are set to 12 months
Nontrading Market Risk - Economic Capital Usage by risk type [text block table]	Economic Capital Usage by risk type. Economic capital usage in € m. Dec 31, 2023 Dec 31, 2022 Interest rate risk 2,980 1,752 Credit spread risk 60 29 Equity and Investment risk 1,044 841 Foreign exchange risk 1,273 1,460 Pension risk 1,106 803 Guaranteed funds risk 59 82 Total non-trading market risk portfolios 6,523 4,968